Convertible Debentures	12 Months Ended
Oct. 31, 2023
Debt Disclosure [Abstract]
Convertible Debentures
9.	Convertible Debentures
The Company has issued convertible debentures to various investors. The outstanding principal, accrued interest, and unamortized deferred financing costs of the convertible debentures recorded on the balance sheet as of each period end are as follows:

	October 31,	October 31,
	2023	2022
BDC Notes	$—	$2,497
2022 Notes	—	14,908

Total Convertible debentures	$—	$17,405

BDC Notes
In September 2020, the Company issued a convertible debenture to the Business Development Bank of Canada (“BDC”) in the amount of $2.2 million (the “BDC Notes”). The debt bears interest at rate of 8% per annum and had an initial maturity date of September 28, 2023. In December 2021 the Company amended the agreement which resulted in the maturity date extending to September 29, 2025. The BDC Notes are convertible at the option of the Holder into the Company’s Class B redeemable convertible preferred shares at a price of 80% of the price paid per share in qualified financing, as defined within the BDC convertible debenture agreement. The issuance of the Term Loan in 2021 met the definition of a qualified financing per the BDC convertible debenture agreement. As the conversion option was not exercised upon the issuance of the Term Loan, the conversion rights upon a qualified financing were waived. There are optional conversion options that still exist if the Company is in default, as defined under the terms of the BDC Notes, or in the event of certain liquidation events, as defined within the BDC Notes, which allow for conversion of the BDC Note into the most senior share outstanding at the time of the event. If a liquidation event, as defined within the BDC Note agreement, and which includes a SPAC transaction, is consummated after a qualified financing, and optional conversion is not elected, the Company is required to pay the investor in cash, the outstanding principal and the accrued but unpaid interest and in addition an amount equal to 20% of the principal.
Upon issuance of the BDC Notes, the Company identified embedded derivatives related to the equity conversion features and liquidity event repayment features which required bifurcation as a single compound derivative instrument. The Company estimated the fair value of the embedded derivative liabilities upon issuance at $0.2 million. The Company remeasured the fair value of the embedded derivatives in effect at each reporting period, with the subsequent changes in the fair value of the derivative being recognized in changes in fair value of derivatives within the Company’s consolidated statements of operations and comprehensive loss. During the year ended October 31, 2023, the Company recorded a change in fair value of the convertible debentures embedded derivative liability associated with the BDC Note of $0.3 million. Total interest expense, including the amortization of debt discounts, of $0.3 million was recorded for the year ended October 31, 2023. Upon the close of the Reverse Recapitalization the Company repaid the BDC Note, including the liquidity event repayment amount, resulting in full settlement of the note and extinguishment of the embedded derivative liability. The estimated fair value of the embedded derivative liabilities at October 31, 2022 was $0.3 million, resulting in $0.3 million of expense recorded as change in fair value of convertible debentures embedded derivative liabilities in the consolidated statement of operations and comprehensive loss for the year ended October 31, 2022. Total interest expense, including the amortization of debt discounts, was $0.4 million for the year ended October 31, 2022. As part of the issuance of the BDC Notes, the Company incurred an aggregate of $36 of debt issuance costs of which a portion were recorded as a reduction of the carrying value of the BDC Notes, and a portion was allocated to the embedded derivative liabilities which were expensed as incurred.

On May 12, 2023, the Company consented to certain modifications of the BDC Notes pursuant to which the Company will be required on the Closing Date to repay in cash (i) the outstanding principal and the accrued but unpaid interest; and (ii) an amount equal to 20% of the principal.
Upon the close of the Reverse Recapitalization, the Company repaid the BDC Note in full, resulting in a loss on extinguishment of $9 thousand due to the difference between the repayment amount and the carrying amount of the debenture and fair value of the embedded derivative lability at the time of repayment.
2022 Notes
During the year ended October 31, 2022, the Company issued convertible debentures for an aggregate amount of $18.4 million on October 20, 2022 (the “2022 Notes”). The 2022 Notes had an initial maturity that is the later of (i) three years from the date of issuance; or (ii) the maturity date of the Term Loan (see Note 9). The 2022 Notes bear interest at 10% per annum commencing on the date of issuance. The 2022 Notes are automatically convertible into common shares or redeemable convertible preferred shares (“Capital Shares”) of the Company, whichever is issued by the Company in a qualified financing of Capital Shares that is not a listing event with an aggregate consideration of $50.0 million. The outstanding principal and accrued interest will convert at a price of 85% of the price paid in such qualified financing. In the event of a non-qualified
financing, the noteholder majority has the option to convert the debentures to Capital Shares issued in the non-qualified
financing event, at a price equal to 85% of the price paid per share in the non-qualified
financing. Additionally, prior to the amendment of the 2022 Notes in May 2023 (as further described below), upon a listing event such as an initial public offering, the 2022 Notes would be automatically converted into the number of common shares equal to the quotient by dividing the outstanding principal and interest by the listing price, except if the listing event is a SPAC business combination, following which the 2022 Notes will be automatically converted into common shares based on the outstanding principal excluding interest. As part of amendment in May 2023, the conversion terms of the 2022 Notes associated with a listing event were amended to remove conversion upon an initial public offering and to fix the conversion price at $8.84. Further, given that the Company entered into a SPAC transaction agreement, as defined in the Notes agreement, before July 31, 2023, in the event that the SPAC transaction agreement was to terminate in accordance with its terms, the Company could be required, at the election of the noteholder majority, to repay the principal amount and accrued and unpaid interest or to convert this amount into the number of the then most senior share class of the Company. In the event of default, the noteholder majority has the option to require payment of the principal and accrued interest amounts or to convert the outstanding principal and accrued interest into the number of the then most senior share class of the Company or common shares at the issue price of such shares at that date. Further, upon maturity of the 2022 Notes, at the option of a noteholder majority, the principal amount and accrued and unpaid interest shall be repaid in full or converted into the number of the then most senior share class of the Company or common shares at the issue price of such shares at that date. Upon the close of the Reverse Recapitalization, the 2022 Notes were converted into 2,081,359 common shares of the Company.
Upon issuance of the 2022 Notes, the Company identified embedded derivatives related to the equity conversion features which required bifurcation as a single compound derivative instrument. The Company estimated the fair value of the embedded derivative liabilities upon issuance at $3.5 million. Given the close proximity between the issuance date of the notes and the Company’s year ended October 31, 2022, no change in fair value was recorded related to the embedded derivative liabilities identified as part of the issuance of the 2022 Notes. During the year ended October 31, 2023, the Company recorded a change in fair value associated with the 2022 Notes embedded derivative liability
of $21.2 million in the consolidated statement of operations and comprehensive loss for the year ended October 31, 2023. As of October 31, 2023 no embedded derivative liability is recorded for the 2022 Notes as they converted to shares of the Company upon the consummation of the Reverse Recapitalization. Total interest expense, including the amortization of debt discounts, was $2.8 million for the year ended October 31, 2023, respectively. As part of the issuance of the 2022 Notes, the Company incurred an aggregate of $44 of debt issuance costs of which a portion were recorded as a reduction of the carrying value of the 2022 Notes, and a portion was allocated to the embedded derivative liabilities which were expensed as incurred.
On May 16, 2023, the Company agreed to certain modifications of the 2022 Notes having an aggregate principal amount of $18.4 million (the “Amended 2022 Notes”), which included a change in the definition of the maturity date by allowing an extension of the maturity date upon election of a noteholder majority, increasing the percentage required for a noteholder majority, and modifying terms of certain conversion options. The amendments to the 2022 Notes did not result in the addition or termination of any substantive conversion terms, and the amendment to the 2022 Notes was determined to be non-substantial
and was accounted for as a modification. In addition, as part of the May 2023 Financing, the holders of the 2022 Notes which participated in the 2023 Financing received warrants to purchase common shares of the Company. The fair value of the warrants at the time of issuance to the holders of the 2022 Notes was determined to be $0.5 million and was recorded as reduction of the carrying value of the 2022 Notes as part of the modification, which is being amortized to interest expense through the maturity date of the 2022 Notes.
On October 31, 2023 upon the close of the Reverse Recapitalization, the 2022 Notes were converted into 2,081,359 common shares of the Company. The Company accounted for the conversion as an extinguishment and recorded a loss on extinguishment of $3.1 million, relating to the difference between the fair value of the common shares issued and the carrying value of the 2022 Notes and fair value of the embedded derivative liability at the time of conversion.
May 2023 Notes
On May 16, 2023, concurrently with the execution and delivery of the Merger Agreement, the Company entered into agreements pursuant to which it issued new convertible notes and warrants (i) for cash in an aggregate principal amount of $30.0 million and (ii) in repayment of the April 2023 Notes in an aggregate amount of $8.0 million (collectively, the “May 2023 Notes” and, together with the warrants purchased concurrently, the “2023 Financing”; the 2023 Financing together with the Amended 2022 Financing, the “Convertible Bridge Financing”).
The 2023 Financing occurred in two separate issuances with $28.0 million issued in May 2023 for $20.0 million in cash and $8.0 million in repayment of the April 2023 Notes, and an additional $10.0 million issued in June 2023 for $10.0 million in cash, of which Forbion Growth Sponsor FEAC I B.V. funded an aggregate amount of $20.0 million of the total $38.0 million. The May 2023 Notes issued as part of the 2023 Financing, if not converted, have an initial maturity date of three years from the issuance date and are to accrue interest at 10% per annum, which is payable upon maturity. The May 2023 Notes have the same conversion terms as the Amended 2022 Notes (as described above).
The warrants issued as part of the 2023 Financing were for the purchase of common shares of Old enGene. The number of 2023 Warrants issued to each participating investor in the 2023 Financing was equal to the number of warrants the investor would receive had they invested the same amount in the PIPE Financing, divided by the Company Exchange Ratio. The 2023 Warrants were only to become exercisable upon the completion of the merger. Upon the close of the Reverse Recapitalization, the 2023 Warrants were exchanged for
2,679,432 warrants of the Company and have the same terms as the public warrants issued upon the FEAC initial public offering, with an exercise price of $11.50, and which will expire five years after the completion of the merger.

The warrants issued as part of the 2023 Financing were concluded to be liability classified upon issuance, as they failed the fixed for fixed criteria that is required for a contract to be considered indexed to the Company’s own stock as prescribed by ASC 815. The terms of the warrants initially required the Company to issue a variable number of shares until the PIPE Financing was executed, at which time the number of warrants will become fixed. The 2023 Warrants were initially and subsequently measured at fair value with any changes in fair value recorded as a component of other income and expense within the change in fair value of warrant liabilities. Refer to Note 3. Upon the execution of the PIPE Financing and consummation of the Reverse Recapitalization, the warrants were reclassified to equity as the number of warrants became fixed and it was determined that the warrants met the fixed for fixed criteria that is required for a contract to be considered indexed to the Company’s own stock as prescribed by ASC 815.
The Company elected the fair value option of accounting for the May 2023 Notes. The Company recorded May 2023 Notes at fair value upon the date of issuance. At inception the fair value of the May 2023 Notes was determined to be $37.0 million and the fair value of the related warrants was determined to be $1.4 million, of which $0.5 million related to the fair value of the warrants issued to the holders of the 2022 Notes, as described above. During the year ended October 31, 2023, the Company recorded a change in fair value of the May 2023 Notes of $56.2 million. The Company incurred $0.8 million of debt issuance costs associated with the May 2023 Notes which have been expensed and are included within general and administrative expenses. Refer to Note 3.
On October 31, 2023 upon the close of the Reverse Recapitalization, the 2023 Notes were converted into 4,298,463 common shares of the Company. The Company accounted for the conversion as an extinguishment, with no gain or loss recorded on extinguishment as the fair value of the common shares issued was determined to equal the fair value of the 2023 Notes at the time of conversion.